Goodwill, Other Intangibles, and Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill Other Intangibles Property And Equipment Text Details [Line Items]
Goodwill in our segments	$ 3,164	$ 3,119
Increase to goodwill relating to the acquisition	45
Weighted average amortization period - customer relationships	13	12
Weighted average amortization period - other	12	14
Weighted average amortization period - Internal-use software reported in property and equipment	5	5
Future Amortization Expense Year One	231
Future Amortization Expense Year Two	186
Future Amortization Expense Year Three	139
Future Amortization Expense Year Four	83
Future Amortization Expense Year Five	68
Health Care Segment [Member]
Goodwill Other Intangibles Property And Equipment Text Details [Line Items]
Goodwill in our segments	2,900
International Segment [Member]
Goodwill Other Intangibles Property And Equipment Text Details [Line Items]
Goodwill in our segments	$ 290